Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Operating activities
Net loss	$ (35,037)	$ (6,354)
Adjustments for items not effecting cash
Income tax expense	(730)	229
Accretion expense	5,686	3,663
Loan income		(131)
Fee for services and interest paid in shares and warrants	1,925	1,729
Acquisition costs paid in shares		678
Depreciation and amortization	23,565	6,798
Loss on revaluation of derivative liability	6,989	459
Loss on extinguishment of debenture	588	(3,666)
Debt restructuring gain	(1,145)
Impairment loss	2,733	705
Foreign exchange gain (loss)	539	(81)
Share-based compensation	4,879	129
Gain on disposal of assets	(3,306)
Gain on distinguishment of financial liability	(161)	(505)
Loss on revaluation of marketable securities	547
Net cash flows used in operations	7,072	3,653
Changes in non-cash working capital
Trade and other receivables	(1,629)	(458)
Inventory	(5,501)	1,951
Loans receivables	(1,675)	48
Prepaid expenses and deposits	(2,011)	1,186
Accounts payable and accrued liabilities	919	2,470
Net cash (used in) provided by operating activities	(2,825)	8,850
Investing activities
Net additions of property and equipment	(10,563)	(2,295)
Net additions of intangible assets	(150)	(474)
Proceeds from sale of marketable securities		1,700
Proceeds from sale of assets	2,455
Purchase of marketable securities	(507)
Cash paid for business combination, net of cash acquired	(19,728)	(2,234)
Net cash used in investing activities	(28,493)	(3,303)
Financing activities
Repayment of finance lease obligations	(11)	(6)
Proceeds from convertible debt	980	8,855
Proceeds from equity financing	38,566
Proceeds from notes payable	4,000	200
Repayment of convertible debentures	(4,906)	(1,867)
Interest paid on debentures and loans	(2,464)	(2,260)
Lease liability payments	(7,449)	(3,191)
Repayment of notes payable	(2,690)	(560)
Share issuance costs	(5,595)
Warrants exercised	16,175
Options exercised	1,202
Net cash provided by financing activities	37,808	1,171
Net increase in cash	6,490	6,718
Cash, beginning of period	7,524	806
Cash, end of period	$ 14,014	$ 7,524